Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Marketing promotions and discounts , as a reduction of revenue		$ 51,300,000	$ 27,700,000	$ 11,600,000
Marketing promotions and discounts , as sales and marketing expense		91,500,000	45,200,000	18,700,000
Advertising expenses		132,800,000	53,500,000	25,300,000
Redeemable convertible preferred stock redemption	$ 866,000,000		$ 62,500,000	$ 18,800,000
Letter of credit
Concentration Risk [Line Items]
Restricted cash is comprised of $2.9 million which is pledged in the form of a letter of credit for the Company's new headquarters in San Francisco		$ 2,900,000
Revenue | Developer partners
Concentration Risk [Line Items]
Number of developer partners		2	2	2
Revenue | Developer partner one
Concentration Risk [Line Items]
Percentage of revenue		59.00%	83.00%	70.00%
Revenue | Developer partner two
Concentration Risk [Line Items]
Percentage of revenue		28.00%	7.00%	16.00%